NATURE OF OPERATIONS	12 Months Ended
Mar. 31, 2024
Nature Of Operations
NATURE OF OPERATIONS

NOTE 1. NATURE OF OPERATIONS

Portage Biotech Inc. (the “Company” or “Portage”) is incorporated in the British Virgin Islands (“BVI”) with its registered office located at Clarence Thomas Building, P.O. Box 4649, Road Town, Tortola, BVI. Its USA agent, Portage Development Services Inc. (“PDS”), is located at 59 Wilton Road, Westport, CT, 06880, USA.

The Company is a foreign private issuer under the Securities and Exchange Commission (the “SEC”) rules. It is also a reporting issuer under the securities legislation of the provinces of Ontario and British Columbia. Its ordinary shares were listed on the Canadian Securities Exchange (“CSE”) under the symbol “PBT.U”. On February 25, 2021, the ordinary shares of the Company began trading on the Nasdaq Capital Market (“Nasdaq”) under the symbol “PRTG”. As the principal market for the Company’s ordinary shares is Nasdaq, the Company voluntarily delisted from the CSE on April 23, 2021.

Portage is a clinical-stage immuno-oncology company advancing treatments the Company believes will be first-in class therapies that target known checkpoint resistance pathways to improve long-term treatment response and quality of life in patients with invasive cancers. Portage’s access to next-generation technologies coupled with a deep understanding of biological mechanisms enables the identification of clinical therapies and product development strategies that accelerate these medicines through the translational pipeline. After a review of the Company’s future funding needs for clinical development of its programs as well as the current capital raising market for biotechnology companies, the Company made the decision to discontinue the Company sponsored trial for the invariant natural killer T-cell (“iNKT”) program and pause further accrual to the Company sponsored adenosine program for both PORT-6 and PORT-7. The Company is exploring strategic alternatives, which may include finding a partner for one or more of its assets, a sale of the company, a merger, restructurings, both in and out of court, a company wind down, further financing efforts or other strategic action.

On August 13, 2018, the Company reached a definitive agreement to acquire 100% of SalvaRx Limited (“SalvaRx”) in exchange for 8,050,701 ordinary shares of the Company (the “SalvaRx Acquisition”). The SalvaRx Acquisition was completed on January 8, 2019 (the “Acquisition Date”) upon receiving shareholder and regulatory approval. In connection with the SalvaRx Acquisition, the Company acquired interests in SalvaRx’s five research and development invested entities and subsidiaries: iOx Therapeutics Ltd. (“iOx”) (60.49% interest), Nekonal Oncology Limited (“Nekonal”), Intensity Therapeutics, Inc. (“Intensity”), Saugatuck Therapeutics, Ltd. (“Saugatuck”) and Rift Biotherapeutics Inc.

In September 2021, the Company, through SalvaRx, exchanged certain notes, accrued interest, warrants and receivables in exchange for shares of iOx representing 17.83% of the outstanding shares of iOx. As a result of this exchange, the Company, through SalvaRx, increased its ownership of iOx from 60.49% to 78.32%. On July 18, 2022, the Company purchased the remaining non-controlling interest of iOx. See Note 19, “Related Party Transactions – Share Exchange Agreement – iOx,” for a further discussion.